Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary Shares	Treasury Stock	Additional Paid-in Capital	Subscription Receivables	(Accumulated Deficit) Retained earning	Accumulated other comprehensive income	Total Noah Stockholders' Equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 5,474,467	$ 6,188		$ 2,087,219	$ (6,188)	$ 2,995,517	$ 391,731	$ 5,474,467
Beginning Balance (in shares) at Dec. 31, 2009		12,375,000
Net income	11,530,369					11,530,369		11,530,369
Deemed dividend on Series A convertible redeemable preferred shares	(108,348)					(108,348)		(108,348)
Share-based compensation	2,220,167			2,220,167				2,220,167
Vesting of restricted shares (in shares)		4,725,000
Vesting of restricted shares		2,362			(2,362)
Modification of Series A convertible redeemable preferred shares	2,153,500			2,153,500				2,153,500
Waiver of subscription receivables				(8,550)	8,550
Issuance of ordinary shares upon exercise of options (in shares)
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares (in shares)		5,900,000
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares	4,478,190	2,950		4,475,240				4,478,190
Issuance of ordinary shares, net of issuance cost of $10,777,495 (in shares)		4,830,000
Issuance of ordinary shares, net of issuance cost of $10,777,495	105,142,505	2,415		105,140,090				105,142,505
Foreign currency translation adjustments	737,971						737,971	737,971
Ending Balance at Dec. 31, 2010	131,628,821	13,915		116,067,666		14,417,538	1,129,702	131,628,821
Ending Balance (in shares) at Dec. 31, 2010		27,830,000
Net income	23,969,950					23,969,950		23,969,950
Share-based compensation	2,156,710			2,156,710				2,156,710
Vesting of restricted shares (in shares)		65,625
Vesting of restricted shares	366,188	33		366,155				366,188
Refund of issuance costs from the initial public offering	31,022			31,022				31,022
Issuance of ordinary shares upon exercise of options (in shares)	66,961	66,961
Issuance of ordinary shares upon exercise of options	283,484	33		283,451				283,484
Foreign currency translation adjustments	2,583,548						2,583,548	2,583,548
Ending Balance at Dec. 31, 2011	161,019,723	13,981		118,905,004		38,387,488	3,713,250	161,019,723
Ending Balance (in shares) at Dec. 31, 2011		27,962,586
Net income	22,909,166					22,826,454		22,826,454	82,712
Cash dividend paid (Note 12)	(7,856,908)					(7,856,908)		(7,856,908)
Share-based compensation	3,998,548			3,998,548				3,998,548
Vesting of restricted shares (in shares)		241,248
Vesting of restricted shares	87,187	121		87,066				87,187
Issuance of ordinary shares upon exercise of options (in shares)	75,694	75,694
Issuance of ordinary shares upon exercise of options	320,382	38		320,344				320,382
Repurchase of ordinary shares (Note 9) (in shares)	845,139		(845,139)
Repurchase of ordinary shares (Note 9)	(8,520,763)		(8,520,763)					(8,520,763)
Foreign currency translation adjustments	1,370,387						1,336,728	1,336,728	33,659
Noncontrolling interest capital injection	2,178,103								2,178,103
Ending Balance at Dec. 31, 2012	$ 175,505,825	$ 14,140	$ (8,520,763)	$ 123,310,962		$ 53,357,034	$ 5,049,978	$ 173,211,351	$ 2,294,474
Ending Balance (in shares) at Dec. 31, 2012		28,279,528	(845,139)